PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Employee advances	1,294,840	1,785,204	258,830
Input VAT recoverable	2,310,475	2,632,299	381,647
Prepayments and deposits	465,073,710	266,027,845	38,570,412
Receivable in relating to disposal of a subsidiary	55,251,240	—	—
Other receivables, net of allowance for doubtful accounts of RMB5,655,941 and RMB22,738,176, as of December 31, 2021 and 2022, respectively	4,179,023	2,042,230	296,096
	528,109,288	272,487,578	39,506,985